As filed with the United States Securities and Exchange Commission on April 3, 2020.

1933 Act Registration No. 033-19338

1940 Act Registration No. 811-05426

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

		FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			X
Pre-Effective Amendment No.
Post-Effective Amendment No.		190	X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			X
Amendment No.	191		X

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:
Joseph C. Benedetti, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018
Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

Ximmediately upon filing pursuant to paragraph (b) on [date] pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1) On (date), pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 3rd day of April, 2020.

Registrant: AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

By: /s/ Sheri Morris

Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE
/s/ Sheri Morris	President & Treasurer	April 3, 2020
(Sheri Morris)	(Principal Executive Officer)
/s/ David C. Arch*	Trustee	April 3, 2020
(David C. Arch)
/s/ Beth Ann Brown***	Trustee	April 3, 2020
(Beth Ann Brown)
/s/ Bruce L. Crockett*	Chair & Trustee	April 3, 2020
(Bruce L. Crockett)
/s/ Jack M. Fields*	Trustee	April 3, 2020
(Jack M. Fields)
/s/ Martin L. Flanagan*	Trustee	April 3, 2020
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	April 3, 2020
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	April 3, 2020
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	April 3, 2020
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	April 3, 2020
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	April 3, 2020
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	April 3, 2020

(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	April 3, 2020
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	April 3, 2020
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	April 3, 2020
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	April 3, 2020
(Daniel S. Vandivort)
/s/ James D. Vaughn***	Trustee	April 3, 2020
(James D. Vaughn)
/s/ Christopher L. Wilson*	Trustee	April 3, 2020
(Christopher L. Wilson)
	Vice President &	April 3, 2020
/s/ Kelli Gallegos	Assistant Treasurer
(Kelli Gallegos)	(Principal Financial Officer)
By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant's post- Effective Amendment No. 174 on March 10, 2019.

**Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant's Post- Effective Amendment No. 176 on May 23, 2019.

***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant's Post- Effective Amendment No. 178 on September 26, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins XBRL Instance Document

Ex-101.sch XBRL Taxonomy Extension Schema Document

Ex-101.cal XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre XBRL Taxonomy Extension Presentation Linkbase